INTERESTS IN JOINT ARRANGEMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Current Assets	$ 4,393,731	$ 4,274,618
Non-current Assets	16,911,032	13,884,694	$ 13,734,786
Total Joint Arrangement Assets	21,304,763	18,159,312	17,910,364
Investment on equity	483,542	406,611	423,611
Goodwill	52,681	51,325	55,891
Current Liabilities	1,931,575	1,362,950
Non-current Liabilities	9,689,710	8,072,647
Equity	9,683,478	8,723,715	8,009,029	$ 8,259,984
Total Joint Arrangement Liabilities	21,304,763	18,159,312
Income	6,084,142	6,546,146	6,011,819
Other comprehensive income	475,796	147,566	199,901
Comprehensive income	516,675	623,847	(158,626)
Dividends	12,418	3,000
Eka Chile S.A [member]
Statement [Line Items]
Current Assets	14,008	14,277
Non-current Assets	41,044	41,071
Total Joint Arrangement Assets	55,052	55,348
Investment Assets	22,788	23,239
Current Liabilities	4,371	3,643
Non-current Liabilities	5,105	5,227
Equity	45,576	46,478
Total Joint Arrangement Liabilities	55,052	55,348
Income	52,650	51,599	50,825
Expenses	(47,452)	(46,334)	(47,613)
Joint Arrangement Net Income (Loss)	5,198	5,265	3,212
Other comprehensive income	0	0	0
Comprehensive income	5,198	5,265	3,212
Dividends	3,050	3,000	1,500
Sonae Arauco S.A. [member]
Statement [Line Items]
Current Assets	267,087	254,698
Non-current Assets	829,842	701,355
Total Joint Arrangement Assets	1,096,929	956,053
Net assets	215,198	192,764
Net asset adjustment (Goodwill)	17,038	18,581
Investment Assets	232,236	211,345
Current Liabilities	245,801	244,912
Non-current Liabilities	386,656	288,452
Equity	464,472	422,689
Total Joint Arrangement Liabilities	1,096,929	956,053
Income	983,601	925,346	1,018,422
Expenses	(998,283)	(973,381)	(1,005,984)
Joint Arrangement Net Income (Loss)	(14,682)	(48,035)	12,438
Other comprehensive income	0	0	0
Comprehensive income	(14,682)	(48,035)	12,438
Dividends	0	0	0
Agrícola El Paque SpA [member]
Statement [Line Items]
Current Assets	804	318
Non-current Assets	5,076	4,323
Total Joint Arrangement Assets	5,880	4,641
Investment Assets	2,402	1,944
Current Liabilities	194	152
Non-current Liabilities	882	602
Equity	4,804	3,887
Total Joint Arrangement Liabilities	5,880	4,641
Income	909	198	0
Expenses	(527)	(105)	37
Joint Arrangement Net Income (Loss)	382	93	37
Other comprehensive income	0	0	0
Comprehensive income	382	93	37
Dividends	0
Parque Eólico Ovejera del Sur SpA [member]
Statement [Line Items]
Current Assets	249	231
Non-current Assets	3,369	2,806
Total Joint Arrangement Assets	3,618	3,037
Investment Assets	1,459	1,150
Current Liabilities	489	545
Non-current Liabilities	211	192
Equity	2,918	2,300
Total Joint Arrangement Liabilities	3,618	3,037
Income	0	0	0
Expenses	(92)	(962)	(63)
Joint Arrangement Net Income (Loss)	(92)	(962)	(63)
Other comprehensive income	0	0	0
Comprehensive income	(92)	(962)	(63)
Dividends	0	0	0
Agrícola San Gerardo SpA [member]
Statement [Line Items]
Current Assets	2,193	1,036
Non-current Assets	4,395	4,391
Total Joint Arrangement Assets	6,588	5,427
Investment Assets	1,938	1,720
Current Liabilities	1,058	126
Non-current Liabilities	1,654	1,862
Equity	3,876	3,439
Total Joint Arrangement Liabilities	6,588	5,427
Income	2,471	757	0
Expenses	(1,597)	(514)	31
Joint Arrangement Net Income (Loss)	874	243	31
Other comprehensive income	0	0	0
Comprehensive income	874	243	31
Dividends	0	0	0
Agrícola Fresno SpA [member]
Statement [Line Items]
Current Assets	11,342	2,763
Non-current Assets	182,775	138,270
Total Joint Arrangement Assets	194,117	141,033
Investment Assets	81,289	59,645
Current Liabilities	26,712	17,987
Non-current Liabilities	4,828	3,757
Equity	162,577	119,289
Total Joint Arrangement Liabilities	194,117	141,033
Income	4,573	155	0
Expenses	(1,935)	(1,492)	(1,198)
Joint Arrangement Net Income (Loss)	2,638	(1,337)	(1,198)
Other comprehensive income	0	0	0
Comprehensive income	2,638	(1,337)	(1,198)
Dividends	0	0	0
TreeCo Inc [member]
Statement [Line Items]
Current Assets	3,837	2,485
Non-current Assets	12,372	14,434
Total Joint Arrangement Assets	16,209	16,919
Investment on equity	7,768	8,547
Goodwill	39,577	39,576
Investment Assets	47,345	48,123
Current Liabilities	1,016	202
Non-current Liabilities	0	0
Equity	15,193	16,717
Total Joint Arrangement Liabilities	16,209	16,919
Income	0	0	0
Expenses	(1,523)	(1,519)	0
Joint Arrangement Net Income (Loss)	(1,523)	(1,519)	0
Other comprehensive income	0	0	0
Comprehensive income	(1,523)	(1,519)	0
Dividends	$ 0	$ 0	$ 0